Trade Receivables, Other Receivables and Prepayments	6 Months Ended
Sep. 30, 2025
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

NOTE 19 — TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at September 30, 2025	As at March 31, 2025
Trade receivables	$5,092,957	$4,655,951
Allowance for expected credit losses	-	-
Total	$5,092,957	$4,655,951

The aging analysis of trade receivables is as follows:

	As at September 30, 2025	As at March 31, 2025
Less than 90 days	$2,449,089	$2,589,404
90-180 days	1,284,881	1,408,516
180-365 days	1,140,475	658,031
>365 days	218,512	-
Total	$5,092,957	$4,655,951

As disclosed in Note 5, the Company estimated the expected credit loss for accounts receivable based on certain assumptions and historical bad debt identified. As of September 30, 2025 and March 31, 2025, the Company has not identified any receivables that need to be written off. As such, no allowance on expected credit loss is considered as of September 30, 2025 and March 31, 2025.

The breakdown of other receivable and prepayments is as follows:

	As at September 30, 2025	As at March 31, 2025
Prepayments	$402,723	$163,366
Deposits	273,634	284,546
Total	$676,357	$447,912

Prepayments include advances to suppliers and prepaid expenses.

Deposits represent the deposit for rentals or utilities.

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.